                                                      Quantum Ventures, Inc.

                          8526 Shepherd Way

                          Delta BC, Canada

Securities and Exchange Commission                                     February 18, 2005

Washington DC

Attention: Adam Halper

RE: Quantum Ventures, Inc.

Registration Statement on Form SB-2 File No. 333-119146

Ladies and Gentlemen,

We are writing in response to your comment letter Dated February 17, 2005

FORM SB-2 /A

1. Your Form SB-2 does not contain audited financial statements of Quantum Ventures, Inc. or an audit report provided by your independent accountants and therefore is not in compliance with the requirements of Item 310(a) of Regulation S-B.

    We have noted this comment and have inserted the company’s June 30, 2004

Audited Financial Statements, the September 30, 2004 Interim Financial Statements

 and the December 31, 2004 Interim Financial Statements in accordance with Item310

(a) of Regulation S-B.

2. Prior comment 39. Please check your formatting to ensure that your amendments set forth the signatures of Messrs. Nittritz and Ross.

   We have noted this comment and have revised our formatting to clearly indicate the signatures of Messrs. Ross and Nittritz

Yours truly,

/s/Desmond Ross

Desmond Ross, President

Quantum Ventures, Inc.